Stockholders’ Equity and Mezzanine Equity (Details Narrative) - USD ($)																											1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 06, 2026	Jul. 31, 2026	Jul. 28, 2026	Jul. 16, 2026	Jul. 13, 2026	Jul. 10, 2026	Jul. 01, 2026	May 29, 2026	May 08, 2026	May 06, 2026	May 04, 2026	May 01, 2026	Apr. 30, 2026	Apr. 07, 2026	Mar. 24, 2026	Mar. 23, 2026	Mar. 19, 2026	Mar. 17, 2026	Dec. 29, 2025	Dec. 23, 2025	Nov. 14, 2025	Sep. 04, 2025	Aug. 06, 2025	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Nov. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 24, 2024	Dec. 31, 2025	Jul. 09, 2026	Jul. 08, 2026	Dec. 30, 2025	Apr. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																												100,000,000				100,000,000		100,000,000			100,000,000
Common stock, par value																										$ 0.001		$ 0.001				$ 0.001		$ 0.001			$ 0.001
Common stock, shares issued																												9,091,506				13,110,000		9,091,506			14,761,925
Shares issued																								500,000	400,000	7,600,000							2,110,000
Share price																								$ 1.00									$ 1.00								$ 3.00
Stock issued for service, value																													$ 514,557			$ 400,000					$ 1,007,000
Number of shares issued, value																														$ 6,000							$ 6,800
Stock issued																																					1,725
Gross proceeds																											$ 3,235,692										$ 3,235,692
Net proceeds																					$ 3,235,692
Preferred stock, shares authorized																												1,000,000				1,000,000		1,000,000			1,000,000
Preferred stock, par value																												$ 0.001				$ 0.001		$ 0.001			$ 0.001
Share based compensation, first instalment																																$ 400,000		$ 1,036,496			$ 1,238,650
Additional warrant shares																																									2,110,000
Warrants maturity date																																									Apr. 15, 2029
Warrants outstanding																																					2,340,000
Fair value of warrants																																		$ 155,154	74,267		$ 155,154
Weighted average exercise price																																		$ 0.89			$ 3.10
Intrinsic value								$ 174,541																										$ 8,842,106			$ 0
Weighted average exercise price																																					$ 1.19
Options issued																																					$ 103,348
Stock based compensation expense																												$ 23,166						52,123			51,225
Unamortized compensation expense																												$ 0						$ 0			$ 52,123
Stock options outstanding and exercisable																																					175,000
Contractual term																																					5 years
Restricted stock-based compensation, net, shares																																					822,592
Capital contribution																																					$ 78,980
Common stock, shares outstanding																												9,091,506				13,110,000		9,091,506			14,761,925
Shares of common stock																																					102,372
Conversion of convertible securities value																													350,367
Stock repurchase																													3,075,000
Advance receivable from related party for stock repurchase																												$ (150,000)
Preferred stock, shares issued																												0				0		0			0
Preferred stock, shares outstanding																												0				0		0			0
Temporary equity, shares authorized																												4,500						4,500			0
Shares issued, stated value																												$ 0.001						$ 0.001			$ 0.001
Stockholders equity														$ 2,500,000														$ (2,707,709)	(2,002,198)	3,105,023	$ 3,377,606	$ 3,691,376		$ (2,707,709)	3,105,023	(920,414)	$ 2,091,324					$ (265,774)
Market value														35,000,000
Net income loss from continuing operations														$ 500,000
Accretion of preferred shares																												$ 217,753						$ 2,062,360
Temporary equity, shares issued																												4,233						4,233			0
Temporary equity, shares outstanding																												4,233						4,233			0
Carrying value																												$ 4,232,686						$ 4,232,686
Purchase price																																		$ 150,000
Dividend rate																																		8.00%
Accrued dividend																												88,508						$ 88,508
Common stock payable																												258,780						258,780			83,003
Cash																												1,820,365				468,998		1,820,365			2,189,232
Cash consulting fees																												$ 198,364		$ 75,003		$ 116,652		$ 730,627	142,945	243,057	$ 147,694
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Temporary equity, shares issued																												4,233						4,233
Temporary equity, shares outstanding																												4,233						4,233
Carrying value																												$ 4,232,686						$ 4,232,686
Greentree Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																												$ 300						$ 300
Share price																												$ 2.00						$ 2.00
Shares of common stock																																		299,581
Principal amount																												$ 200,000						$ 200,000
Fees																							$ 10,000											1,500
Guaranteed interest																												$ 148,867						$ 148,867
Conversion price																$ 2.00							$ 2.00					$ 0.7487						$ 0.7487
Common stock payable																							$ 200,000					$ 200,000						$ 200,000
Guaranteed interest																												148,867						148,867
Conversion of convertible securities value																																		350,367
Original issue discount																							10.00%
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price																																					$ 1.13
Stock option granted																																					822,592
Options issued																																					$ 929,529
Stock based compensation expense																												181,801						$ 469,816			97,422
Vesting																																					$ 832,107
Restricted stock-based compensation, net, shares																																		522,592			822,592
Number of shares forfeited																																		300,000
Cost not yet recognized																												$ 23,290						$ 23,290
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																												$ 1.13						$ 1.13			$ 1.13
Weighted average exercise price																																					$ 1.19
Volatility minimum																																		84.77%			84.77%
Volatility maximum																																		86.71%			86.71%
Risk free interest rate, minimum																																		3.54%			3.54%
Risk free interest rate, maximum																																		3.55%			3.55%
Stock option granted																																					175,000
Weighted average exercise price																																					$ 1.24			$ 1.13
Contractual term																																					5 years
Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																												1.13						$ 1.13			$ 1.13
Term, maximum																																		2 years 6 months			2 years 6 months
Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																												1.243						$ 1.243			$ 1.243
Term, maximum																																		2 years 9 months			2 years 9 months
Greentree Financial Group Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding																																					200,000
Exercise price																							$ 4.00
Warrants term																							5 years
Warrants value																							$ 155,154
Fair value of warrants																							$ 74,267
D Boral Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding																					4.00																30,000
Exercise price																					$ 4.00
Warrants term																					5 years
Warrants value																					$ 10,260
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																						500,000,000	100,000,000
Stock repurchase, shares				150,000
Temporary equity, shares authorized						4,500																																4,000
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																		$ 1,000
Preferred stock, shares authorized																		4,000
Dividend rate																		8.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued					476,720
Subsequent Event [Member] | Greentree Financial Group Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																299,581
Principal amount																$ 200,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																					1,000,000
Share price																					$ 4.00
Gross proceeds																					$ 4,000,000
Total offering costs																					$ 764,308
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price																												$ 1.19						$ 1.19
Stock options outstanding and exercisable																												175,000						175,000
Contractual term																																		4 years 4 months 24 days
Options Held [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price																												$ 1.19						$ 1.19
Stock options outstanding and exercisable																												175,000						175,000
Investor Relation Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																																					$ 1.91
Shares issued for services																																					200,000
Financial Advisory Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																																					$ 2.00
Shares issued for services																																					200,000
Advisory Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																																					$ 1.00
Shares issued for services																																					225,000
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																																					1,925
Stock price																																					$ 4.00
Stock issued for service, value																																					$ 6,800
Number of shares issued, value																																					$ 800
Stock issued																																					200
Cash payments																																					$ 6,800
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																																					$ 1.75
Shares issued for services																																					25,000
Stock issued for service, value																																					$ 43,750
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																														1,525							1,725
Share price																												$ 0.89						$ 0.89
Shares issued for services											100,000				30,000																	400,000					625,000
Stock issued for service, value																																$ 400					$ 625
Number of shares issued, value																														$ 2							2
Stock based compensation expense
Restricted stock-based compensation, net, shares																															225,000
Shares of common stock																													299,581
Conversion of convertible securities value																													$ 300
Stock repurchase, shares																													6,250,000
Stock repurchase																													$ 6,250
Excess of repurchase price over fair market value																																		$ 137,500
Advance receivable from related party for stock repurchase
Stockholders equity																												9,092	$ 8,842	$ 13,337	$ 13,335	$ 13,110		9,092	$ 13,337		$ 14,762
Common stock payable																												$ 258,780						$ 258,780
Shares payable, shares																												9,091,506	8,841,506	13,336,925	13,335,000	13,110,000		9,091,506	13,336,925		14,761,925
Common Stock [Member] | Greentree Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																							$ 1.75
Shares issued																							25,000
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock	50,000	150,000	450,000	300,000			950,000
Common Stock [Member] | Brian S. John [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																												$ 1.00						$ 1.00
Stock repurchase, shares																																		1,250,000
Stock repurchase																																		$ 1,250,000
Common Stock [Member] | Tyler Moore [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																												0.50						$ 0.50
Stock repurchase, shares																																		1,500,000
Stock repurchase																																		$ 750,000
Common Stock [Member] | NovoDX [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																												0.307						$ 0.307
Stock repurchase, shares																																		3,500,000
Stock repurchase																																		$ 1,075,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																																					$ 4.00
Volatility minimum																																		72.30%			72.30%
Volatility maximum																																		78.45%			74.18%
Term, maximum																																		5 years			5 years
Risk free interest rate, minimum																																		3.55%			3.74%
Risk free interest rate, maximum																																		4.13%			3.77%
Warrant [Member] | Greentree Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional warrant shares																							200,000
Warrants maturity date																							Aug. 06, 2030
Exercise price																							$ 4.00
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																												0.93						$ 0.93			$ 1.00
Exercise price																												0.40						0.40
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																												1.75						1.75			$ 1.75
Exercise price																												$ 4.00						$ 4.00
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for service, value																																$ 399,600					$ 1,006,375
Number of shares issued, value																														$ 5,998							6,798
Stock based compensation expense																																					51,225
Conversion of convertible securities value																													350,067
Stock repurchase																													3,068,750
Advance receivable from related party for stock repurchase
Stockholders equity																												$ 6,963,403	6,601,658	$ 4,773,430	$ 4,765,832	$ 4,541,057		$ 6,963,403	$ 4,773,430		$ 9,135,341
Additional Paid-in Capital [Member] | Greentree Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible securities value																																		$ 350,067
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Temporary equity, shares authorized																	4,000
Shares issued, stated value																	$ 1,000
Amended and Restated License Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																								2,500,000
Stock price																																					$ 1.00
First Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															30,000
Number of shares issued, value															$ 60,000
Settlement of stock payable															$ 60,000
First Arrangement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															30,000
Number of shares issued, value															$ 60,000
Second Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															300,000
Number of shares issued, value															$ 258,780
Shares vested																																					26,667
Share based compensation, first instalment																																					$ 23,003
Second Arrangement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															300,000
Number of shares issued, value															$ 258,780
Financing Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional warrant shares																																					230,000
Warrants outstanding																	9,473,685											12,866,317						12,866,317			2,340,000
Exercise price																	$ 0.40
Fair value of warrants																	$ 1,525,133
Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock payable																												$ 186,000						$ 186,000			$ 60,000
Number of shares issued											100,000		100,000				100,000
Number of shares issued, value										$ 92,780							$ 92,780
Cash													$ 100,000
Settlement Agreement [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock payable									$ 186,000
Settlement Agreement [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									150,000			150,000
Settlement Agreement D.Boral Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock payable											$ 92,780																	92,780						92,780
Cash										$ 100,000			$ 100,000
Settlement Agreement D.Boral Capital LLC [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued											100,000
Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase																																		$ 3,075,000
Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase, shares																																		6,250,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								444
Gross proceeds								$ 400,000
Securities Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Redemption Amount																												$ 443,212						$ 443,212
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds						$ 400,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																		150,000
Advance receivable from related party for stock repurchase																																		$ 150,000
Advance receivable from related party for stock repurchase, shares																																		150,000
Conversion price																	$ 0.40
Securities Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Advance receivable from related party for stock repurchase						$ 150,000
Advance receivable from related party for stock repurchase, shares						150,000
Securities Purchase Agreement [Member] | Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued								1,052,632									3,789.474
Share price																	$ 950
Number of shares issued, value																	$ 3,789,474
Additional warrant shares								1,052,632
Exercise price								$ 0.40
Shares issued, stated value								$ 0.40									$ 1,000
Gross proceeds																	$ 3,500,000
Original issue discount								5.00%									500.00%
Redemption price percentage																												100.00%						100.00%
Interest rate																																		10.00%
Redemption Amount																												$ 4,200,000						$ 4,200,000
Number of shares issued, value								$ 443,212
Purchase price								$ 400,000
Securities Purchase Agreement [Member] | Preferred Stock [Member] | Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						1,052,632
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation, first instalment																			$ 100,000
Shares payable, shares																												300,000						300,000
Common stock as equity compensation																													235,777
Cash fee																				$ 100,000
Cash consulting fees																													$ 200,000
Consulting Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services																				100,000
Employment Agreement [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock as equity compensation, shares									150,000													150,000
Common stock as equity compensation									$ 186,000													$ 186,000